Equipment and leasehold improvements (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [abstract]
Summary of Items Include in Equipment and Leasehold Improvement
The following table provides a summary of the items included in equipment and leasehold improvements:

	December 31,
	2023	2022
Equipment and leasehold improvements, net	4,041	4,441
Right-of-use assets	12,753	12,841
	16,794	17,282

Schedule of Breakdown of Cost, Accumulated Depreciation, Additions and Disposals of Equipment and Leasehold Improvements
Equipment and leasehold improvements are detailed as follows:

	IT equipment	Furniture and fixtures	Leasehold improvements	Other equipment	Total
Cost:
Balance as of January 1, 2021	4,136	1,677	7,428	2,572	15,813
Additions	402	4	26	21	453
Disposals	(58)	(3)	—	(1,906)	(1,967)
Effect of changes in exchange rates	(5)	(1)	(4)	—	(10)
Reclassifications	1	—	—	—	1
Balance as of December 31, 2021	4,476	1,677	7,450	687	14,290
Additions	599	165	852	35	1,651
Disposals	(1,136)	(36)	(4)	(6)	(1,182)
Effect of changes in exchange rates	2	2	3	1	8
Balance as of December 31, 2022	3,941	1,808	8,301	717	14,767
Additions	369	92	124	176	761
Disposals	(28)	(83)	(117)	(49)	(277)
Effect of changes in exchange rates	5	3	5	—	13
Balance as of December 31, 2023	4,287	1,820	8,313	844	15,264

Accumulated depreciation:
Balance as of January 1, 2021	3,340	1,601	3,830	2,052	10,823
Amortization	566	41	549	190	1,346
Disposals	(57)	(3)	—	(1,652)	(1,712)
Effect of changes in exchange rates	(3)	(2)	(4)	—	(9)
Reclassifications	—	1	—	—	1
Balance as of December 31, 2021	3,846	1,638	4,375	590	10,449
Amortization	430	32	531	57	1,050
Disposals	(1,133)	(35)	(4)	(4)	(1,176)
Effect of changes in exchange rates	(1)	1	4	(1)	3
Balance as of December 31, 2022	3,142	1,636	4,906	642	10,326
Amortization	449	54	589	69	1,161
Disposals	(25)	(83)	(117)	(49)	(274)
Effect of changes in exchange rates	4	1	5	—	10
Balance as of December 31, 2023	3,570	1,608	5,383	662	11,223

Carrying amounts as of:
December 31, 2023	717	212	2,930	182	4,041
December 31, 2022	799	172	3,395	75	4,441
December 31, 2021	630	39	3,075	97	3,841

Schedule of Movement of Right-of-Use Assets on the Leases
The following is the detail of the movement of right-of-use assets on the leases for which the Bank is a lessee:

	December 31,
	2023	2022
Initial balance	12,841	13,938
Additions	1,388	7
Depreciation of right-of-use assets	(1,119)	(1,104)
Decrease	(357)	—
Ending balance	12,753	12,841